Pensions and other post-retirement benefits - Disclosure of asset allocation strategy (Details)	Mar. 31, 2023
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	24.00%
Liability-matching assets	76.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	36.00%
Liability-matching assets	64.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	32.00%
Liability-matching assets	68.00%